Borrowings - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Jan. 31, 2011 Revolving Credit Facility	Jan. 28, 2010 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility	Dec. 31, 2010 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility WuXi AppTec (Shanghai) Co., Ltd.	Dec. 31, 2011 Revolving Credit Facility WuXi AppTec (Shanghai) Co., Ltd. U.S Dollar Denominated Debt	Jan. 05, 2011 Revolving Credit Facility WuXi AppTec (Shanghai) Co., Ltd. U.S Dollar Denominated Debt	Jan. 28, 2010 Revolving Credit Facility Minimum	Dec. 31, 2011 Revolving Credit Facility Minimum WuXi AppTec (Shanghai) Co., Ltd.	Dec. 31, 2011 Revolving Credit Facility Maximum WuXi AppTec (Shanghai) Co., Ltd.	Dec. 31, 2011 Term Note AppTec	Feb. 13, 2003 Term Note AppTec Installment
Debt Instrument [Line Items]
Line of credit facility, maturity period	1 year	1 year	1 year
Line of credit facility, maximum borrowing capacity		$ 20,000,000	$ 25,000,000				$ 7,500,000
Line of credit facility, interest rate description		The interest rate for each draw down was based on the London Interbank Offered Rate ("Libor") for the corresponding period on draw-down date plus 2.5%.
Line of credit facility, margin rate		2.50%					2.50%
Line of credit facility covenant, required net assets								150,000,000
Line of credit facility, management fee	0.20%
Line of credit facility, amount drawn			20,000,000			8,500,000
Line of credit facility, remaining borrowing capacity			5,000,000
Line of credit facility average interest rate			2.94%	4.95%	3.87%
Line of credit facility, amended maximum borrowing capacity						12,500,000
Line of credit facility, terms for each respective draw-down									3 months	6 months
Debt Instrument, principal amount												3,800,000
Debt Instrument, number of consecutive periodic payment												180
Debt Instrument, interest rate												4.00%
Long-term debt											$ 1,900,000